ACCOUNTS AND NOTES RECEIVABLE, NET - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in allowance for doubtful accounts
Balance at beginning of the year	$ (843)	¥ (5,794)	¥ (6,708)	¥ (7,956)
Additions	(8,753)	(60,183)	(18,958)	(14,851)
Write-offs	5,945	40,872	19,872	16,099
Balance at end of the year	$ (3,651)	¥ (25,105)	¥ (5,794)	¥ (6,708)